Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing the index rates stipulated by the Bank of China:
USD against RMB	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	USD1=RMB7.0827	USD1=RMB7.1884	USD1=RMB7.0288
Average rate	USD1=RMB7.0456	USD1=RMB7.1162	USD1=RMB7.1389

HKD against RMB	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	HKD1=RMB0.9056	HKD1=RMB0.9249	HKD1=RMB0.9032
Average rate	HKD1=RMB0.8999	HKD1=RMB0.9120	HKD1=RMB0.9160

Schedule of Estimated Residual Value of the Assets

Property and equipment is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:

Category	Estimated useful lives
Land	Infinite
Buildings	25 years
Motor vehicles	4 - 5 years
Electronic equipment	1 - 5 years
Machinery	5 - 10 years
Other equipment	5 years

Schedule of Estimated Useful Live of the Asset	Intangible assets are amortized using the straight-line basis over the estimated useful live of the asset as follows:
Category	Estimated useful lives
Software	5 - 10 years

Schedule of Disaggregation of the Group’s Revenue

The following table identifies the disaggregation of the Group’s revenue for the years ended December 31, 2023, 2024 and 2025, respectively:

	FY 2023		FY 2024		FY 2025
Revenue Categories	(RMB)%		(RMB)%		(RMB)	(US$)%
Type A: Freight forwarding services	342,582,431	68.8%	323,111,187	57.2%	329,564,346	46,887,711	54.9%
- Integrated cross-border logistics	219,651,690	44.1%	202,938,808	35.9%	229,926,612	32,712,072	38.3%
- Fragmented logistics	91,825,049	18.4%	101,450,687	18.0%	72,603,910	10,329,489	12.1%
- Chartered airline freight services	28,210,531	5.7%	13,524,979	2.4%	8,382,632	1,192,612	1.4%
- Warehouse services	2,895,161	0.6%	5,196,713	0.9%	18,651,192	2,653,538	3.1%
Type B: Supply chain management	152,630,138	30.7%	238,082,118	42.1%	264,261,031	37,596,892	44.0%
- International trading in relation to supply chain management	152,544,744	30.7%	238,081,468	42.1%	264,261,031	37,596,892	44.0%
- Agent services	85,394	-%	650	-%	-	-	-%
Type C: Other services	2,655,631	0.5%	4,080,172	0.7%	6,950,115	988,805	1.1%
- Customs brokerage	2,544,116	0.5%	4,080,172	0.7%	4,645,107	660,868	0.8%
- Software development	111,515	-%	-	-%	-	-	-%
- Integrated station and customs services	-	-%	-	-%	2,305,008	327,937	0.3%
Total	497,868,200	100.0%	565,273,477	100.0%	600,775,492	85,473,408	100.0%

Schedule of Revenue Recognition

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2023, 2024 and 2025, respectively.

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
	RMB	RMB	RMB	US$
Point in time	158,069,415	242,162,290	268,906,138	38,257,759
Over time	339,798,785	323,111,187	331,869,354	47,215,649
Total revenue	497,868,200	565,273,477	600,775,492	85,473,408

Schedule of Contract Liabilities at the Beginning of the Reporting Period

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	2023	2024	2025
	RMB	RMB	RMB	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	1,989,310	4,259,197	3,075,355	437,536